       Supplement dated October 12, 2001 to Prospectus dated May 1, 2001 for the Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. will manage the Aggressive Equity
Aggressive Equity      Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
will change.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added under Pacific Select Fund Annual
PACIFIC INNOVATIONS    Expenses.
is amended.
                       Effective January 1, 2002, the advisory fee for the I-
                       Net Tollkeeper Portfolio will be reduced from the annual rate of 1.50% of average daily net assets to 1.40%.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:


                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The following is added to the Purchasing Your Contract section on page 14:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment on page 15 is replaced
CONTRACT--Making       with the following:
Your Investments
("Purchase             Forms of Payment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        . cash;
                        . credit card or checks drawn against a credit card
                          account;
                        . cashier's check, money orders or travelers checks in
                          single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or
                          personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear
                          connection of the third party to the underlying transaction; and
                        . wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders on
STATUS--Taxes          page 39 is replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
The GENERAL            The sub-section Fixed Option on page 50 is amended to
ACCOUNT--              include the following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PISUP1001

       Supplement dated October 12, 2001 to Prospectus dated May 1, 2001 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. will manage the Aggressive Equity
Aggressive Equity      Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
will change.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added under Pacific Select Fund Annual
PACIFIC INNOVATIONS    Expenses.
SELECT is amended.
                       Effective January 1, 2002, the advisory fee for the I-
                       Net Tollkeeper Portfolio will be reduced from the annual rate of 1.50% of average daily net assets to 1.40%.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:


                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The following is added to the Purchasing Your Contract section on page 14:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment on page 15 is replaced
CONTRACT--Making       with the following:
Your Investments
("Purchase             Forms of Payment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders on
STATUS--Taxes          page 36 is replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option on page 47 is amended to
ACCOUNT--              include the following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PISSUP1001